CONDENSED CONSOLIDATED BALANCE SHEETS (Q3) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 18, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 353,032			$ 1,017,137
Prepaid expenses	48,944			124,766
Total Current Assets	401,976			1,141,903
Marketable securities held in Trust Account	230,008,192			230,011,254
TOTAL ASSETS	230,410,168			231,153,157					$ 26,171
Current liabilities
Accounts payable and accrued expenses	2,918,987			1,163,558					1,000
Accrued offering costs				5,450					26,171
Total Current Liabilities	2,918,987			1,169,008					27,171
Warrant liability	10,176,000			13,365,500
Deferred underwriting fee payable	8,050,000			8,050,000	$ 8,050,000
TOTAL LIABILITIES	21,144,987			22,584,508					27,171
Commitments and Contingencies (Note 7)
Class A common stock subject to possible redemption, 23,000,000 shares at redemption value as of September 30, 2021 and December 31, 2020	230,000,000			230,000,000	230,000,000	$ 200,000,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock					65	65
Additional paid-in capital				0
Accumulated deficit	(20,735,459)			(21,431,991)	(19,823,320)	(18,557,577)			(1,000)
Total Stockholders' Equity (Deficit)	(20,734,819)	$ (21,459,076)	$ (16,789,641)	(21,431,351)	$ (19,822,680)	$ (18,556,937)	$ 24,000	$ 24,000	(1,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	230,410,168			231,153,157					$ 26,171
Class A Common Stock
Stockholders' Deficit
Common stock	65			65
Class B Common Stock
Stockholders' Deficit
Common stock	$ 575			$ 575